Net Income Per Unit (Tables)	6 Months Ended
Jun. 30, 2015
Net Income Per Unit [Abstract]
Net Income Per Unit Basic and Diluted (Table Text Block)

BASIC and DILUTED	For the six month periods ended June 30,
Numerators	2015	2014
Partnership's net income	$26,260	$19,058
Less:
Partnership's net income available to preferred unit holders	5,628	8,004
General Partner's interest in Partnership's net income	411	216
Partnership's net income available to common unit holders	$20,221	$10,838
Denominators
Weighted average number of common units outstanding, basic and diluted	110,427,242	88,494,025
Net income per common unit:
Basic and diluted	$0.18	$0.12